Consolidated Statements of Equity - USD ($) $ in Millions		Total		Shareholders’ Equity	Preferred Stock [Member]	Common Stock [Member]	Add’l Paid-In Capital [Member]	Treasury Stock [Member]		Retained Earnings [Member]	Accum. Other Comp. Loss [Member]	Non-controlling Interests [Member]
Beginning balance (in shares) at Dec. 31, 2012	[1]				967	8,956,000,000		1,680,000,000
Beginning balance at Dec. 31, 2012	[1]	$ 81,678		$ 81,260	$ 39	$ 448	$ 72,608	$ (40,122)		$ 54,240	$ (5,953)	$ 418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	22,072	[2],[3],[4]	22,003						22,003		69
Other comprehensive income/(loss), net of tax	[1]	2,593	[2]	2,655							2,655	(62)
Cash dividends declared:
Common stock	[1]	(6,509)		(6,509)						(6,509)
Preferred stock	[1]	(2)		(2)						(2)
Noncontrolling interests	[1]	(121)										(121)
Share-based payment transactions (in shares)	[1]					95,000,000		(4,000,000)
Share-based payment transactions	[1]	$ 2,296		2,296		$ 5	2,390	$ (99)
Purchases of common stock (in shares)		(563,000,000)						(563,000,000)	[1]
Purchases of common stock	[1]	$ (16,290)		(16,290)				$ (16,290)
Preferred stock conversions and redemptions (in shares)	[1]				(138)
Preferred stock conversions and redemptions	[1]	(11)		(11)	$ (6)		(5)
Sale of 19.8% of subsidiary through an IPO	[1],[5]	2,479		2,324			2,297				27	155
Acquisition of common stock in exchange offer (in shares)	[1],[5]							(405,000,000)
Acquisition of common stock in exchange offer	[1],[5]	(11,408)		(11,408)				$ (11,408)
Deconsolidation of subsidiary sold	[1],[5]	(145)										(145)
Other	[1]	(12)		(11)			(7)	$ (4)				(1)
Ending balance (in shares) at Dec. 31, 2013	[1]				829	9,051,000,000		2,652,000,000
Ending balance at Dec. 31, 2013	[1]	76,620		76,307	$ 33	$ 453	77,283	$ (67,923)		69,732	(3,271)	313
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	9,168	[2],[3],[4]	9,135						9,135		32
Other comprehensive income/(loss), net of tax	[1]	(4,042)	[2]	(4,045)							(4,045)	3
Cash dividends declared:
Common stock	[1]	(6,690)		(6,690)						(6,690)
Preferred stock	[1]	(2)		(2)						(2)
Noncontrolling interests	[1]	(6)										(6)
Share-based payment transactions (in shares)	[1]					59,000,000		(2,000,000)
Share-based payment transactions	[1]	$ 1,597		1,597		$ 3	1,693	$ (100)
Purchases of common stock (in shares)		(165,000,000)						(165,000,000)	[1]
Purchases of common stock	[1]	$ (5,000)		(5,000)				$ (5,000)
Preferred stock conversions and redemptions (in shares)	[1]				(112)
Preferred stock conversions and redemptions	[1]	(8)		(8)	$ (4)		(4)	$ 1
Other	[1]	(17)		5		$ (1)	5					(22)
Ending balance (in shares) at Dec. 31, 2014	[1]				717	9,110,000,000		2,819,000,000
Ending balance at Dec. 31, 2014	[1]	71,622	[6]	71,301	$ 29	$ 455	78,977	$ (73,021)		72,176	(7,316)	321
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	6,986	[2],[3],[4]	6,960						6,960		26
Other comprehensive income/(loss), net of tax	[1]	(2,232)	[2]	(2,206)							(2,206)	(26)
Cash dividends declared:
Common stock	[1]	(7,141)		(7,141)						(7,141)
Preferred stock	[1]	(2)		(2)						(2)
Noncontrolling interests	[1]	(16)		0								(16)
Share-based payment transactions (in shares)	[1]					67,000,000		(1,000,000)
Share-based payment transactions	[1]	$ 1,946		1,946		$ 3	2,015	$ (72)
Purchases of common stock (in shares)		(182,000,000)	[7]					(182,000,000)	[1]
Purchases of common stock	[1]	$ (6,160)		(6,160)				$ (6,160)
Preferred stock conversions and redemptions (in shares)	[1]				(68)			0
Preferred stock conversions and redemptions	[1]	(5)		(5)	$ (3)		(3)	$ 1
Other	[1]	0		27			27					(27)
Ending balance (in shares) at Dec. 31, 2015	[1]				649	9,178,000,000		3,003,000,000
Ending balance at Dec. 31, 2015	[1]	$ 64,998	[6]	$ 64,720	$ 26	$ 459	$ 81,016	$ (79,252)		$ 71,993	$ (9,522)	$ 278

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment: Divestitures.
[6]	Amounts may not add due to rounding.
[7]	Includes approximately 151 million shares purchased for $5.2 billion pursuant to the accelerated share repurchase agreement as well as other share repurchases through year-end 2015.